Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of revenues

	For the Years Ended
	December 31,
	2019	2018	2017
REVENUES:
Application development services*	$15,720,676	$20,037,861	$19,362,813
Consulting and technical support services	3,307,662	2,390,948	1,418,110
Subscription services	1,066,720	723,458	847,631
Total revenues	$20,095,058	$23,152,267	$21,628,554